Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$26,222,518.90	0.6742741	$17,973,763.87	0.4621693	$8,248,755.03
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$55,562,518.90	0.0410219	$47,313,763.87	0.0349318	$8,248,755.03

Weighted Avg. Coupon (WAC)	5.34%		5.38%
Weighted Avg. Remaining Maturity (WARM)	15.57		14.87
Pool Receivables Balance	$83,657,114.78		$75,289,168.03
Remaining Number of Receivables	18,816		18,126

Adjusted Pool Balance	$82,856,481.58		$74,607,726.54

III. COLLECTIONS

Principal:
Principal Collections	$8,237,910.68
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$191,705.20
Total Principal Collections	$8,429,615.88

Interest:
Interest Collections	$361,700.53
Late Fees & Other Charges	$38,777.52
Interest on Repurchase Principal	$-
Total Interest Collections	$400,478.05

Collection Account Interest	$2,055.49
Reserve Account Interest	$1,922.29
Servicer Advances	$-

Total Collections	$8,834,071.71

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$8,834,071.71
Reserve Account Release	$-
Total Available for Distribution	$8,834,071.71

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$69,714.26	$-	$69,714.26	$69,714.26
Collection Account Interest					$2,055.49
Late Fees & Other Charges					$38,777.52
Total due to Servicer					$110,547.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$45,889.41		$45,889.41	$45,889.41

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$8,613,820.53

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$8,248,755.03

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$8,248,755.03		$8,248,755.03
Class D Notes Total:		$-		$-
Total Noteholders Principal		$8,248,755.03		$8,248,755.03

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					365,065.50

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$800,633.20
Beginning Period Amount	$800,633.20
Current Period Amortization	$119,191.72
Ending Period Required Amount	$681,441.49
Ending Period Amount	$681,441.49
Next Distribution Date Amount	$575,224.79

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	32.94%	36.58%	36.58%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.61%	17,692	96.10%	$72,352,232.85
30 - 60 Days	1.95%	353	3.11%	$2,342,589.14
61 - 90 Days	0.40%	72	0.70%	$529,746.32
91-120 Days	0.05%	9	0.09%	$64,599.72
121 + Days	0.00%	0	0.00%	$-
Total		18,126		$75,289,168.03

Delinquent Receivables 30+ Days Past Due
Current Period	2.39%	434	3.90%	$2,936,935.18
1st Preceding Collection Period	2.87%	540	4.72%	$3,946,037.36
2nd Preceding Collection Period	3.03%	591	4.66%	$4,311,842.34
3rd Preceding Collection Period	2.75%	554	4.31%	$4,383,577.94
Four-Month Average	2.76%		4.40%

Repossession in Current Period		22		$148,821.17
Repossession Inventory		48		$102,907.77

Current Charge-Offs
Gross Principal of Charge-Offs				$130,036.07
Recoveries				$(191,705.20)
Net Loss				$(61,669.13)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.88%

Average Pool Balance for Current Period				$79,473,141.40

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.93%
1st Preceding Collection Period				0.23%
2nd Preceding Collection Period				-0.23%
3rd Preceding Collection Period				0.22%
Four-Month Average				-0.18%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		18	2,303	$31,798,804.33
Recoveries		30	2,152	$(22,126,398.46)
Net Loss				$9,672,405.87
Cumulative Net Loss as a % of Initial Pool Balance				0.69%

Net Loss for Receivables that have experienced a Net Loss *		7	1,811	$9,895,322.09
Average Net Loss for Receivables that have experienced a Net Loss				$5,464.01

Principal Balance of Extensions				$472,726.04
Number of Extensions				62

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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